Investment Portfolio - September 30, 2022

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 98.9%
Communication Services - 6.5%
Integrated Telecommunication Services - 6.5%
Cellnex Telecom S.A. (Spain)[1]	204,143	$6,297,115
Helios Towers plc (Tanzania)*	2,253,833	2,832,406
Radius Global Infrastructure, Inc. - Class A*	828,843	7,807,701
Total Communication Services		16,937,222
Consumer Discretionary - 1.4%
Hotels, Resorts & Cruise Lines - 1.4%
Marriott Vacations Worldwide Corp.	16,046	1,955,365
Playa Hotels & Resorts N.V.*	269,230	1,566,919
Total Consumer Discretionary		3,522,284
Real Estate - 91.0%
REITS - Health Care - 9.8%
CareTrust REIT, Inc.	308,046	5,578,713
Community Healthcare Trust, Inc.	97,307	3,186,804
Healthcare Realty Trust, Inc.	309,469	6,452,428
Ventas, Inc.	89,571	3,598,067
Welltower, Inc.	103,849	6,679,568
		25,495,580
REITS - Hotel & Resort - 2.1%
Apple Hospitality REIT, Inc.	379,430	5,334,786
REITS - Industrial - 16.6%
Duke Realty Corp.	91,889	4,429,050
Prologis, Inc.	250,505	25,451,308
Rexford Industrial Realty, Inc.	154,459	8,031,868
Terreno Realty Corp.	98,986	5,245,268
		43,157,494
REITS - Office - 2.7%
Brandywine Realty Trust	283,017	1,910,365
Cousins Properties, Inc.	217,175	5,071,036
		6,981,401
REITS - Residential - 31.0%
American Homes 4 Rent - Class A	288,934	9,479,924
AvalonBay Communities, Inc.	39,494	7,274,400
Camden Property Trust	43,796	5,231,432
Equity LifeStyle Properties, Inc.	154,027	9,679,057
Essex Property Trust, Inc.	24,050	5,825,632
Flagship Communities REIT	260,343	3,631,785
Independence Realty Trust, Inc.	137,247	2,296,142
Invitation Homes, Inc.	290,181	9,799,412
Mid-America Apartment Communities, Inc.	46,261	7,173,693
Sun Communities, Inc.	74,642	10,101,302
UDR, Inc.	235,131	9,807,314
		80,300,093
REITS - Retail - 2.5%
Agree Realty Corp.	46,949	3,172,814
Getty Realty Corp.	124,960	3,360,174
		6,532,988

	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Specialized - 26.3%
American Tower Corp.	24,935	$5,353,545
Digital Realty Trust, Inc.	77,719	7,708,170
Equinix, Inc.	45,150	25,683,126
Extra Space Storage, Inc.	19,558	3,377,862
Life Storage, Inc.	49,722	5,507,209
Public Storage	41,602	12,181,482
SBA Communications Corp.	29,630	8,434,179
		68,245,573
Total Real Estate		236,047,915
TOTAL COMMON STOCKS
(Identified Cost $266,871,573)		256,507,421

SHORT-TERM INVESTMENT - 0.9%
Dreyfus Government Cash Management, Institutional Shares, 2.75%[2] (Identified Cost $2,376,886)	2,376,886	2,376,886

TOTAL INVESTMENTS - 99.8%
(Identified Cost $269,248,459)		258,884,307
OTHER ASSETS, LESS LIABILITIES - 0.2%		537,023
NET ASSETS - 100%		$259,421,330

Investment Portfolio - September 30, 2022

(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $6,297,115, which represented 2.4% of the Series’ Net Assets.

2Rate shown is the current yield as of September 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$16,937,222	$7,807,701	$9,129,521	$—
Consumer Discretionary	3,522,284	3,522,284	—	—
Real Estate*	236,047,915	236,047,915	—	—
Short-Term Investment	2,376,886	2,376,886	—	—
Total assets	$258,884,307	$249,754,786	$9,129,521	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

There were no Level 3 securities held by the Series as of December 31, 2021 or September 30, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2